Share repurchase program	12 Months Ended
Dec. 31, 2021
Share repurchase program
Share repurchase program
28. Share repurchase program
In December 2018, the Company’s Board of Directors authorized a share repurchase program (“2018 share repurchase program”) under which the Company may repurchase up to US$1,000 million

worth of its ADSs over the following 12 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.
Under the 2018 share repurchase program, the Company repurchased 2,332,048 ADSs. For the year ended December 31, 2018, the Company repurchased 1,396,200 ADSs for US$30 million (RMB206 million) on the open market, at a weighted average price of US$21.48 per ADS. For the year ended December 31, 2019, the Company repurchased 935,848 ADSs for US$19 million (RMB131 million) on the open market, at a weighted average price of US$20.41 per ADS.
In March 2020, the Company’s Board of Directors authorized a share repurchase program (“2020 share repurchase program”) under which the Company may repurchase up to US$2,000 million

worth of its ADSs over the following 24 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. In December 2021, the Company’s Board of Directors approved modifications to 2020 share repurchase program, pursuant to which the repurchase authorization has increased from US$2,000 million

to US$3,000
million

and has been extended until March 17, 2024.
Under the 2020 share repurchase program, for the year ended December 31, 2020, the Company repurchased 1,191,370 ADSs for US$44 million (RMB312 million) on the open market, at a weighted average price of US$37.04 per ADS. For the year ended December 31, 2021, the Company repurchased 10,214,827

ADSs for US$806 million (RMB5,246 million) on the open market, at a weighted average price of US$78.92 per ADS.
The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.